Note 5-Equity Interest	9 Months Ended
Sep. 30, 2014
Notes
Note 5-Equity Interest

Note 5—EQUITY INTEREST

In April 2014, the Company entered into an agreement to buy a 40% equity interest in MA and Associates, LLC for $2,000,000 and 150,000 shares of the Company’s Series C Preferred Stock.   The Company made a $50,000 down payment which was recorded as a deposit in March 2014 and subsequently made a $50,000 investment in April 2014.  As of September 30, 2014, a total of $279,180 has been paid to MA and Associates LLC in accordance with the agreement.